Long-term Debt (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Millions	May. 08, 2013	Sep. 18, 2013
Debt Instrument [Line Items]
Loan, amount	$ 15
Term for interest only payments	12 months
Interest payments at the fixed coupon rate	8.45%
Term for principal and interest payments	30 months
Cash facility fee percentage	1.00%
Cash final payment percentage	5.50%
Warrant term	7 years
Number of shares availabe from warrants		0.35
Exercise price (usd per share)	$ 2.47	$ 2.50
Duration of average market price used for warrant exercise price	20 days
Maximum [Member]
Debt Instrument [Line Items]
Number of shares availabe from warrants	182,186
First Tranche [Member]
Debt Instrument [Line Items]
Loan, amount	$ 10